Capital Disclosures (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016	Feb. 16, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of changes in equity [abstract]
Cash and cash equivalents	$ 11,836,119	$ 12,034,282		$ 24,016,275	$ 14,152,825
Short-term investments	0	2,088,800
Shareholders’ equity	$ 8,283,846	$ 10,689,620		$ 24,674,306	$ 13,819,193
Base Shelf securities authorized			$ 150,000,000